SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 15 – Subsequent Events

On June 22, 2020, the Company was approved to receive a loan in the principal amount of $157,620 relating to the U.S. Small Business Administration’s Payment Protection Program, subject to completion of certain documentation. The loan will mature 18 months from the date of funding is payable over 18 equal monthly installments, and bears interest at a rate of 1% per annum. The loan is forgivable up to 100% of the principal balance based upon criteria under the Payment Protection Program if we meet such criteria during the term of the loan. The loan was funded on July 1, 2020.

In July 2020, the Company issued 2020 Convertible Notes to investors in the aggregate principal amount of $401,200. The 2020 Convertible Notes accrue interest at the rate of 10% per annum and are due in January 2022. The notes are convertible into shares of common stock at an exercise price of $5.76 per share (subject to adjustments). In connection with the issuance of the 2020 Convertible Notes in July 2020, the Company also issued unit purchase options to purchase 34,856 units at an exercise price of $8.00 per unit (subject to adjustments), with each unit consisting of one share of common stock and one warrant to purchase common stock at an exercise price of $9.60 per share (subject to adjustments). The units and warrants are exercisable for a period of five (5) years from the date of issuance, are subject to a downward provision if the Company issues securities at a lower price, and warrant holders have a right to require the Company to pay cash in the case of a fundamental transaction.

On October 22, 2020 the Company’s board of directors approved a reverse stock split of the Company’s common stock at a ratio of 5-for-8. On November 5, 2020, we filed a certificate of change (with an effective date of November 9, 2020) with the Nevada Secretary of State pursuant to Nevada Revised Statutes 78.209 to effectuate a 5-for-8 reverse stock split of its outstanding common stock. On November 6 , 2020, we received notice from FINRA/OTC Corporate Actions that the reverse split would take effect at the open of business on November 9, 2020 and the reverse stock split took effect on that date.

The Company has evaluated subsequent events through the date the financial statements were released and there were no others.

NOTE 14	SUBSEQUENT EVENTS

On January 13, 2020, INVO Bioscience, Inc. (the “Company”) entered into a joint venture agreement (the “Agreement”) with Medesole Healthcare and Trading Private Limited, India (“Medesole”), an Indian corporation that promotes and distributes healthcare technologies, medical equipment and allied services to hospitals, clinics and primary health care centers in India and the Middle East.

Pursuant to the Agreement, the Company and Medesole will form a joint venture entity incorporated and registered in India, which will operate under the name Medesole INVO Bioscience India Private Limited (the “JV”). After formation, the Company will grant to the JV all required licenses for promoting, marketing and selling the Company’s INVOcell® technology in India. The Company and Medesole intend that the JV will open and operate dedicated INVOcell® clinics only in India.

The JV will be governed by a board of four directors, and the Company and Medesole will each elect two directors. The Company and Medesole will each own 50% of the JV, and will share equally in the expenditures, revenues and profits of the JV. The Agreement has a term of three years and may be terminated by either party on 180 days’ prior written notice.

On January 15, 2020, INVO Bioscience, Inc. (the “Company”) entered into an employment agreement (the “Employment Agreement”) with Michael Campbell to continue serving as the Company’s Chief Operating Officer and Vice President of Business Development, a position he has held since February 2019. Mr. Campbell’s compensation will consist of an annual base salary of $220,000, and a target annual incentive bonus of up to 50% of his base salary if the Company achieves goals and objectives determined by the board of directors.

In connection with the Employment Agreement, on January 17, 2020, the Company granted Mr. Campbell 31,250 shares of Company common stock, and an option to purchase 125,000 shares of Company common stock (the “Option”) at an exercise price of $6.84 per share. One quarter of the Option vested upon grant, and the remainder vests in monthly increments over a period of two years from the date of grant.

In January 2020, the Company issued 31,250 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $221,400 to an officer.

In February 2020, the Company issued 3,125 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $24,750 to an employee.

In February 2020, the Company issued 3,098 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $25,000 to a board member.

In February 2020, the Company issued 3,098 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $25,000 to a board member.

In February 2020, the Company issued 1,875 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $15,000 for consulting services.

In February 2020, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 1,563 shares of common stock with a fair value of $11,500 in consideration of consulting services rendered.  We did not receive any proceeds from the issuance.

In March 2020, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 1,563 shares of common stock with a fair value of $11,500 in consideration of consulting services rendered.  We did not receive any proceeds from the issuance.